Income Taxes (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Total deferred tax assets	$ 1,166,654	$ 53,469
Valuation allowance	(1,166,654)	(53,469)
Deferred tax liabilities:
Net deferred tax liabilities
Southland Holdings [Member]
Deferred tax assets:
Net operating loss carryforwards	20,426,000	23,041,000
Deferred compensation	1,728,000	2,032,000
Lease liability	2,225,000	3,754,000
Income from surety	1,860,000	5,861,000
Capitalized research and development expenditures	1,811,000
Other	2,052,000	1,435,000
Total deferred tax assets	30,102,000	36,123,000
Valuation allowance	(21,703,000)	(23,111,000)
Deferred tax liabilities:
Property and equipment	(2,408,000)	(6,575,000)
Intangible assets in excess of tax basis	(623,000)	(762,000)
Passthrough income / joint ventures	(975,000)	(2,945,000)
ROU asset	(2,264,000)	(3,875,000)
Other	(5,521,000)	(4,817,000)
Total deferred tax liabilities	(11,791,000)	(18,974,000)
Net deferred tax liabilities	$ (3,392,000)	$ (5,962,000)